CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 958	$ 15,536
Restricted cash	1	3
Accounts receivable, net	8,421	7,938
Prepaid concession fees, net	718	1,813
Other current assets, net	28,796	41,057
Amount due from related parties	27	18
Total current assets	38,921	66,365
Property and equipment, net	13,380	13,466
Prepaid equipment costs, net	30	2,364
Long-term investments, net	43,002	46,271
Long-term deposits, net	854	1,350
Right-of-use assets	1,519	0
TOTAL ASSETS	97,706	129,816
Current liabilities:
Short-term loan	144	6,109
Accounts payable	35,544	39,076
Accrued expenses and other current liabilities	8,544	9,758
Deferred revenue	2,813	1,995
Consideration received from buyer	28,728	21,817
Payable of earnout commitment	21,913	22,188
Amounts due to related parties	3,127	228
Income tax payable	11,833	11,483	$ 12,725
Lease liability, current	902	0
Total current liabilities	113,548	112,654
Non-current liabilities:
Long-term loan	2,586	2,763
Lease liability, non-current	535	0
Total liabilities	116,669	115,417
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2018 and 2019; 127,697,055 shares issued as of December 31, 2018 and 2019; 125,664,777 shares outstanding as of December 31, 2018 and 2019)	128	128
Additional paid-in capital	284,887	284,726
Treasury stock (2,032,278 shares as of December 31, 2018 and 2019)	(2,351)	(2,351)
Accumulated deficits	(293,892)	(262,415)
Accumulated other comprehensive income	31,692	31,311
Total AirNet Technology Inc.'s shareholders' equity	20,464	51,399
Non-controlling interests	(39,427)	(37,000)
Total equity (deficit)	(18,963)	14,399
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 97,706	$ 129,816